Property and Equipment (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ (1,587,889)	$ (1,127,167)
Property and equipment, net	966,702	1,427,424
Laboratory equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net gross	2,507,839	2,507,839
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net gross	38,323	38,323
Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net gross	$ 8,429	$ 8,429